Equity and Other Equity Items - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Oct. 01, 2021 shares	Mar. 31, 2023 JPY (¥) shares	Mar. 31, 2022 JPY (¥) shares	Mar. 31, 2021 shares
Statement [Line Items]
Number of authorized shares		50,000,000,000	50,000,000,000	10,000,000,000
Retained earnings, available for dividend payments | ¥		¥ 13,434,394	¥ 11,656,187
undistributed earnings [Member]
Statement [Line Items]
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method | ¥		¥ 3,506,777
Treasury shares [Member]
Statement [Line Items]
Shares held in the entity by the entity or its subsidiaries		2,749,807,731	2,536,685,916	467,048,832
Top of range [Member] | Capital surplus and retained earnings [Member]
Statement [Line Items]
Percentage of total amount of capital reserve and retained earnings reserves to stated capital		25.00%	25.00%
Bottom of range [Member] | Capital surplus and retained earnings [Member]
Statement [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve		10.00%	10.00%
Ordinary shares [member]
Statement [Line Items]
Stock split ratio	5
Ordinary shares [member] | Stock Split [Member]
Statement [Line Items]
Increase in shares authorized	40,000,000,000
Increase decrease in number of ordinary shares issued	13,051,989,968